UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2014

ITEM 1: REPORTS TO STOCKHOLDERS.

John Hancock

Bond Fund

Semiannual report 11/30/14

A message to shareholders

Dear fellow shareholder,

Robust economic growth in the United States continues to set the standard globally. Unemployment has ratcheted down to pre-recession levels, consumer confidence and spending are rising, and inflation remains low. Bond markets have turned in positive performance against this backdrop as investors pursue yield where they can find it. Despite a 30-year bull market in bonds, many U.S. bond yields look compelling when compared with other developed markets around the world.

The coming year may likely present greater challenges for bond investors, however. The U.S. Federal Reserve (Fed) has signaled its intention to be patient in beginning to raise short-term interest rates. Once the Fed does raise the rates, it may have an adverse affect on many fixed-income portfolios, particularly those that invest in less-liquid markets. At John Hancock Investments, we are closely monitoring our fixed-income portfolios and communicating regularly with their portfolio managers about these issues. Now may also be a good time for you to discuss your fixed-income strategy with your financial advisor to determine if your portfolio continues to match your long-term goals.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us and wish you a happy and healthy 2015.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of November 30, 2014. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

Table of contents

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
36	Financial statements
40	Financial highlights
46	Notes to financial statements
54	Continuation of investment advisory and subadvisory agreements
60	More information

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.

AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/14 (%)

The Barclays Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds. It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Interest rates fell further

The yield curve flattened during the period as longer-term interest rates continued their downward slide.

Certain credit-sensitive sectors faced pressure

High-yield and emerging-market debt posted choppy returns as investors worried over the stability of issuers amid falling energy prices.

United States continued to attract capital

The U.S. continued to be the most attractive opportunity for investors on the global stage, with the dollar strengthening and high-quality securities offering higher yields than many of their counterparts in developed countries.

PORTFOLIO COMPOSITION AS OF 11/30/14 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Mortgage- and asset-backed securities may be sensitive to changes in interest rates, and may be subject to early repayment and the market's perception of issuer creditworthiness. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Please see the fund's prospectuses for additional risks.

Discussion of fund performance

An interview with Portfolio Manager Howard C. Greene, CFA, John Hancock Asset Management, a division of Manulife Asset Management (US) LLC

Howard C. Greene, CFA
Portfolio Manager
John Hancock Asset Management

Jeffrey N. Given, CFA
Portfolio Manager
John Hancock Asset Management

A number of sectors in the bond markets experienced volatility in the second half of the year. What's been driving that turbulence?

A number of factors combined to make for a fairly choppy six months. In the United States, yields on longer-dated U.S. Treasuries fell while yields on short-term debt rose slightly, resulting in a flatter yield curve. This in part reflects investors' belief that the U.S. Federal Reserve (Fed) will raise the benchmark for short-term lending, the federal funds rate, sometime in 2015. While we tend to believe that rates may stay lower for longer than some investors expect, the concerns about the Fed's path to normalizing monetary policy have had consequences in a number of segments of the bond markets. This was especially true in the emerging markets, many of which depend on foreign investment to finance their governments. All else being equal, higher interest rates in the United States tend to make emerging-market debt less attractive, and investors generally sold off positions over the past six months.

High yield also came under pressure in recent months. A significant portion of the new energy boom in the United States has been financed by corporations issuing debt to expand or establish operations. As energy prices have tumbled this year, some of these companies' profits have been squeezed to the point where, if prolonged, it could affect their ability to continue to make debt payments.

Last, the economy in Europe continued to struggle, prompting the European Central Bank to begin exploring ways to expand its current asset purchase program. There is some concern that a material slowdown on the continent could hamper the global economy, and international credit was mixed over the six-month period as a result.

"All else being equal, higher interest rates in the United States tend to make emerging-market debt less attractive..."

Given this level of uncertainty, what changes did you make to the portfolio over the period?

During the past six months, we've been selling some of the fund's positions in investment-grade corporate debt, generally locking in profits, and using those proceeds to take advantage of some other opportunities we had been seeing. Specifically, we've been targeting select opportunities in the asset-backed securities market, typically securities backed by credit card or auto payments. Some of these trades were into securities with similar yield characteristics, and often at higher credit ratings.

We've also been investing selectively in some floating-rate mortgage securities, which offer some protection from rising rates and in many cases continue to trade at steep discounts to par. These securities—backed by pools of adjustable-rate mortgage payments—were hurt badly in the

QUALITY COMPOSITION AS OF 11/30/14 (%)

"We believe rates on the long end of the curve will be volatile, and that there will be continued upward pressure on the short end in anticipation of the Fed's eventual move to raise the federal funds rate."

aftermath of the credit crisis and we believe there are still pockets of attractively priced securities, especially given the significant recovery in the housing market over the past few years.

With yields down over the period, did the fund's limited exposure to the Treasury market hurt performance?

U.S. Treasuries have been one of the best-performing investments in 2014, so in hindsight, having a limited exposure to that market definitely detracted from returns. That said, our view of interest-rate risk, and therefore the Treasury market, remains unchanged. We believe rates on the long end of the curve will be volatile, and that there will be continued upward pressure on the short end in anticipation of the Fed's eventual move to raise the federal funds rate. While it's impossible to predict exactly when short-term rates will begin to rise, we know they'll have to rise eventually and, all in all, we view the risks in the Treasury market as outweighing the potential rewards as a result.

Another factor that hampered the fund's returns was our decision to keep the fund's duration lower than than of its benchmark, the Barclays Government/Credit Bond Index. The duration of the fund was 5.1 years versus 6.1 for the benchmark.

That said, which positions outside the Treasury market offered the biggest contribution to returns?

The fund's holdings in mortgage-backed securities, particularly nonagency securities, were significant contributors. The fund's exposure to commercial mortgage-backed securities also helped relative performance. In general, all of these holdings tend to be geared to the strength of the real estate market and the economy broadly, and both continued to show signs of improvement during the period.

While we reduced the fund's exposure somewhat, holdings in investment-grade corporate bonds also aided performance. This was particularly true of investments in U.S. utilities and foreign-currency-denominated financials.

As we head into 2015, what factors are you watching most closely?

Energy prices and their effect on both the high-yield market and certain emerging economies would be toward the top of our list. Traditional thinking has it that lower energy prices, especially in the United States, leads consumers, who are saving on their gasoline and heating bills, to spend more. But with consumers still feeling limited confidence in the economy and still working to get their household balance sheets in order, we're not convinced that will necessarily be the case.

With regard to emerging markets, oil exporters like Mexico and Venezuela will likely feel the pinch from lower energy prices, and it remains to be seen what kind of ripple effect that has on other issuers in the emerging-market space. In the end, we don't foresee any significant shifts in strategy. We plan to continue to focus on fundamentals using thorough research and analysis, and our flexible investment mandate should help us pursue opportunities in the bond markets as they arise.

MANAGED BY

Howard C. Greene, CFA On the fund since 2002 Investing since 1979
Jeffrey N. Given, CFA On the fund since 2006 Investing since 1993

The views expressed in this report are exclusively those of Howard C. Greene, CFA, John Hancock Asset Management and Jeffrey N. Given, CFA, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED NOVEMBER 30, 2014

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	10-year	6-month	5-year	10-year	as of 11-30-14	as of 11-30-14
Class A	2.33	6.34	5.70	-2.40	35.98	74.06	3.01	2.95
Class B	0.77	6.13	5.54	-3.72	34.67	71.51	2.42	2.37
Class C	4.83	6.46	5.40	0.33	36.76	69.16	2.44	2.39
Class I2	6.84	7.61	6.56	1.84	44.29	88.85	3.42	3.37
Class R2[2,3]	6.45	7.23	6.13	1.64	41.79	81.32	3.14	3.08
Class R6[2,3]	6.95	7.72	6.64	1.83	45.01	90.11	3.54	3.47
Index†	5.28	4.30	4.80	1.87	23.43	59.83	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.0% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R2	Class R6
Gross (%)	0.98	1.68	1.68	0.66	1.06	0.56
Net (%)	0.93	1.63	1.63	0.61	1.01	0.49

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays Government/Credit Bond Index.

See the following page for footnotes.

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Bond Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays Government/Credit Bond Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class B4	11-30-04	17,151	17,151	15,983
Class C4	11-30-04	16,916	16,916	15,983
Class I2,3	11-30-04	18,885	18,885	15,983
Class R2[2,3]	11-30-04	18,132	18,132	15,983
Class R6[2,3]	11-30-04	19,011	19,011	15,983

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A shares' maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Barclays Government/Credit Bond Index is an unmanaged index of U.S. government bonds, U.S. corporate bonds, and Yankee bonds.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	For certain types of investors, as described in the fund's prospectuses.
3	Class R6 shares and Class R2 shares were first offered 9-1-11 and 3-1-12, respectively. Returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R2 and Class R6 shares, as applicable.
4	The contingent deferred sales charge is not applicable.

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.80	$4.50	0.89%
Class B	1,000.00	1,012.70	8.02	1.59%
Class C	1,000.00	1,013.30	8.02	1.59%
Class I	1,000.00	1,018.40	2.99	0.59%
Class R2	1,000.00	1,016.40	4.80	0.95%
Class R6	1,000.00	1,018.30	2.38	0.47%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2014, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on June 1, 2014, with the same investment held until November 30, 2014. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 6-1-2014	Ending value on 11-30-2014	Expenses paid during period ended 11-30-2014[1]	Annualized expense ratio
Class A	$1,000.00	$1,020.60	$4.51	0.89%
Class B	1,000.00	1,017.10	8.04	1.59%
Class C	1,000.00	1,017.10	8.04	1.59%
Class I	1,000.00	1,022.10	2.99	0.59%
Class R2	1,000.00	1,020.30	4.81	0.95%
Class R6	1,000.00	1,022.70	2.38	0.47%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Fund's investments

As of 11-30-14 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 43.8%					$1,039,470,814
(Cost $1,015,331,380)
Consumer discretionary 4.5%					106,352,533
Auto components 0.6%
Dana Holding Corp.	6.000	09-15-23		3,355,000	3,514,363
Delphi Corp.	5.000	02-15-23		7,870,000	8,440,543
Stackpole International Intermediate Company SA (S)	7.750	10-15-21		2,420,000	2,468,400
Automobiles 1.4%
Chrysler Group LLC	8.000	06-15-19		1,040,000	1,102,400
Ford Motor Company	4.750	01-15-43		1,045,000	1,083,022
Ford Motor Credit Company LLC	5.875	08-02-21		14,775,000	17,198,854
Ford Motor Credit Company LLC	8.000	12-15-16		2,885,000	3,255,221
General Motors Company	4.875	10-02-23		3,270,000	3,466,200
General Motors Company	6.250	10-02-43		2,675,000	3,109,688
General Motors Financial Company, Inc.	4.375	09-25-21		2,775,000	2,875,594
Hotels, restaurants and leisure 0.4%
Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL	3,275,000	1,205,635
CCM Merger, Inc. (S)	9.125	05-01-19		2,495,000	2,682,125
MGM Resorts International	6.000	03-15-23		3,900,000	3,958,500
Seminole Tribe of Florida, Inc. (S)	6.535	10-01-20		2,289,000	2,460,675
Waterford Gaming LLC (S)	8.625	09-15-49		445,953	34,052
Internet and catalog retail 0.3%
QVC, Inc.	4.375	03-15-23		2,440,000	2,435,196
QVC, Inc.	5.125	07-02-22		1,840,000	1,940,565
QVC, Inc. (S)	5.450	08-15-34		2,260,000	2,193,497
Media 0.5%
21st Century Fox America, Inc.	6.150	03-01-37		975,000	1,221,882
21st Century Fox America, Inc.	6.400	12-15-35		1,115,000	1,440,664
AMC Entertainment, Inc.	5.875	02-15-22		3,425,000	3,510,625
Myriad International Holdings BV (S)	6.000	07-18-20		1,770,000	1,947,354
Time Warner Cable, Inc.	8.250	04-01-19		2,485,000	3,075,583
WideOpenWest Finance LLC	10.250	07-15-19		690,000	748,650
Multiline retail 0.2%
Macy's Retail Holdings, Inc.	7.875	08-15-36		3,235,000	3,544,593
Tops Holding II Corp.	8.750	06-15-18		1,680,000	1,638,000
Specialty retail 0.9%
AutoNation, Inc.	5.500	02-01-20		5,364,000	5,874,213
Bed Bath & Beyond, Inc.	3.749	08-01-24		1,330,000	1,349,637
Conn's, Inc. (S)	7.250	07-15-22		3,845,000	3,335,538
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19		4,075,000	3,708,250

12SEE NOTES TO FINANCIAL STATEMENTS

L Brands, Inc.	6.625	04-01-21	4,595,000	$5,180,863
The Hillman Group, Inc. (S)	6.375	07-15-22	1,105,000	1,074,613
Textiles, apparel and luxury goods 0.2%
Hot Topic, Inc. (S)	9.250	06-15-21	2,535,000	2,718,788
Quiksilver, Inc. (S)	7.875	08-01-18	2,875,000	2,558,750
Consumer staples 1.6%				37,771,897
Beverages 0.4%
Ajecorp BV (S)	6.500	05-14-22	2,145,000	1,930,500
Constellation Brands, Inc.	4.250	05-01-23	2,975,000	2,963,993
Constellation Brands, Inc.	4.750	11-15-24	1,625,000	1,657,500
Crestview DS Merger Sub II, Inc.	10.000	09-01-21	2,175,000	2,566,500
Food and staples retailing 0.4%
Safeway, Inc.	4.750	12-01-21	925,000	941,661
Safeway, Inc.	5.000	08-15-19	6,020,000	6,223,091
Tops Holding Corp.	8.875	12-15-17	960,000	988,800
Food products 0.2%
Bunge, Ltd. Finance Corp.	8.500	06-15-19	2,286,000	2,838,192
Tyson Foods, Inc.	3.950	08-15-24	2,420,000	2,500,484
Household products 0.1%
Harbinger Group, Inc.	7.875	07-15-19	3,025,000	3,259,438
Personal products 0.2%
Prestige Brands, Inc. (S)	5.375	12-15-21	2,000,000	1,970,000
Revlon Consumer Products Corp.	5.750	02-15-21	2,270,000	2,298,375
Tobacco 0.3%
Alliance One International, Inc.	9.875	07-15-21	5,900,000	5,590,250
Vector Group, Ltd.	7.750	02-15-21	1,905,000	2,043,113
Energy 5.9%				140,622,381
Energy equipment and services 0.8%
Astoria Depositor Corp. (S)	8.144	05-01-21	5,280,000	5,596,800
Exterran Partners LP	6.000	04-01-21	730,000	657,000
Key Energy Services, Inc.	6.750	03-01-21	1,990,000	1,532,300
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	2,500,000	2,400,000
Precision Drilling Corp.	6.625	11-15-20	1,405,000	1,362,850
RKI Exploration & Production LLC (S)	8.500	08-01-21	1,875,000	1,781,250
Rowan Companies, Inc.	4.875	06-01-22	2,030,000	2,075,105
Teine Energy, Ltd. (S)	6.875	09-30-22	1,805,000	1,678,650
Trinidad Drilling, Ltd. (S)	7.875	01-15-19	1,180,000	1,185,900
Oil, gas and consumable fuels 5.1%
Access Midstream Partners LP	4.875	05-15-23	1,425,000	1,453,500
Access Midstream Partners LP	4.875	03-15-24	3,310,000	3,376,200

SEE NOTES TO FINANCIAL STATEMENTS13

Afren PLC (S)	6.625	12-09-20	2,600,000	$2,106,000
Afren PLC (S)	10.250	04-08-19	1,260,000	1,164,290
California Resources Corp. (S)	5.500	09-15-21	1,880,000	1,687,300
California Resources Corp. (S)	6.000	11-15-24	4,265,000	3,803,847
Chesapeake Energy Corp.	5.750	03-15-23	2,350,000	2,491,000
Cimarex Energy Company	4.375	06-01-24	3,680,000	3,634,000
CNOOC Finance 2013, Ltd.	3.000	05-09-23	2,940,000	2,822,418
Consolidated Energy Finance SA (S)	6.750	10-15-19	2,655,000	2,661,638
Continental Resources, Inc.	5.000	09-15-22	6,385,000	6,576,358
CSI Compressco LP (S)	7.250	08-15-22	1,730,000	1,574,300
DCP Midstream LLC (S)	9.750	03-15-19	2,675,000	3,421,539
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43	2,710,000	2,693,063
DCP Midstream Operating LP	3.875	03-15-23	1,500,000	1,479,246
Denbury Resources, Inc.	5.500	05-01-22	1,785,000	1,673,438
Ecopetrol SA	5.875	09-18-23	1,300,000	1,417,000
Energy Transfer Partners LP	5.200	02-01-22	1,950,000	2,132,803
Energy Transfer Partners LP	9.700	03-15-19	2,415,000	3,084,136
Energy XXI Gulf Coast, Inc. (S)	6.875	03-15-24	1,035,000	776,250
Enterprise Products Operating LLC (7.000% to 6-1-17, then 3 month LIBOR + 2.778%)	7.000	06-01-67	4,145,000	4,310,800
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66	3,510,000	3,831,663
EP Energy LLC	7.750	09-01-22	1,270,000	1,295,400
EV Energy Partners LP	8.000	04-15-19	2,470,000	2,371,200
Freeport-McMoran Oil & Gas LLC	6.750	02-01-22	3,407,000	3,803,064
Freeport-McMoran Oil & Gas LLC	6.875	02-15-23	1,069,000	1,206,153
FTS International, Inc. (S)	6.250	05-01-22	1,240,000	1,016,800
Halcon Resources Corp.	8.875	05-15-21	1,510,000	1,162,700
Jones Energy Holdings LLC (S)	6.750	04-01-22	1,095,000	988,238
Kerr-McGee Corp.	6.950	07-01-24	2,930,000	3,627,100
Kinder Morgan Energy Partners LP	7.750	03-15-32	1,190,000	1,495,347
Kinder Morgan, Inc.	4.300	06-01-25	2,540,000	2,560,442
Kosmos Energy, Ltd. (S)	7.875	08-01-21	1,570,000	1,475,800
Lukoil International Finance BV (S)	3.416	04-24-18	4,655,000	4,236,050
MarkWest Energy Partners LP	6.500	08-15-21	2,189,000	2,292,978
Midstates Petroleum Company, Inc.	9.250	06-01-21	3,510,000	2,913,300
Newfield Exploration Company	5.750	01-30-22	2,160,000	2,316,600
Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	1,920,000	1,771,200
Pacific Rubiales Energy Corp. (S)	5.375	01-26-19	2,475,000	2,456,438
Petrobras International Finance Company SA	5.375	01-27-21	1,865,000	1,856,943
Petroleos de Venezuela SA	5.375	04-12-27	3,755,000	1,592,120
Petroleos Mexicanos (S)	4.250	01-15-25	1,025,000	1,036,788

14SEE NOTES TO FINANCIAL STATEMENTS

Petroleos Mexicanos	4.875	01-24-22		2,125,000	$2,263,125
Plains All American Pipeline LP	3.600	11-01-24		2,335,000	2,337,132
Regency Energy Partners LP	5.000	10-01-22		930,000	911,400
Regency Energy Partners LP	5.500	04-15-23		4,425,000	4,425,000
Regency Energy Partners LP	5.875	03-01-22		855,000	880,650
Rex Energy Corp.	8.875	12-01-20		1,190,000	1,178,100
Summit Midstream Holdings LLC	7.500	07-01-21		1,115,000	1,204,200
TransCanada Pipelines, Ltd. (6.350% to 5-15-17, then 3 month LIBOR + 2.210%)	6.350	05-15-67		3,910,000	3,890,450
Tullow Oil PLC (S)	6.000	11-01-20		1,550,000	1,364,000
Tullow Oil PLC (S)	6.250	04-15-22		1,720,000	1,474,900
WPX Energy, Inc.	5.250	09-15-24		910,000	878,150
WPX Energy, Inc.	6.000	01-15-22		1,865,000	1,899,969
Financials 17.4%					414,109,530
Banks 7.2%
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year U.S. Treasury + 4.398%) (Q)(S)	6.250	04-15-24		3,300,000	2,541,000
Banco Santander Brasil SA (S)	8.000	03-18-16	BRL	6,000,000	2,243,764
Bank of America Corp.	3.300	01-11-23		1,645,000	1,648,711
Bank of America Corp.	4.200	08-26-24		2,380,000	2,432,824
Bank of America Corp.	4.250	10-22-26		2,145,000	2,162,319
Bank of America Corp.	5.000	05-13-21		4,705,000	5,251,792
Bank of America Corp.	6.875	04-25-18		4,665,000	5,414,283
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24		3,735,000	3,713,991
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18		3,765,000	4,028,550
Barclays Bank PLC (S)	10.179	06-12-21		3,775,000	5,086,197
BPCE SA (S)	4.500	03-15-25		3,575,000	3,526,090
BPCE SA (S)	5.700	10-22-23		4,440,000	4,759,858
Citigroup, Inc.	3.750	06-16-24		2,775,000	2,857,442
Citigroup, Inc.	3.875	10-25-23		1,495,000	1,557,498
Citigroup, Inc.	6.125	08-25-36		2,595,000	3,079,084
Commerzbank AG (S)	8.125	09-19-23		5,575,000	6,519,405
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (Q)(S)	6.625	09-23-19		3,300,000	3,242,250
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875	01-23-24		4,655,000	4,833,072
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125	09-19-33		1,800,000	2,034,432
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		3,040,000	2,853,800
HBOS PLC (S)	6.000	11-01-33		3,480,000	3,967,931

SEE NOTES TO FINANCIAL STATEMENTS15

HBOS PLC (S)	6.750	05-21-18	5,590,000	$6,282,042
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (Q)	6.375	09-17-24	1,455,000	1,488,465
ICICI Bank, Ltd. (S)	4.700	02-21-18	2,325,000	2,475,918
ICICI Bank, Ltd. (S)	5.750	11-16-20	2,410,000	2,704,606
ING Bank NV (S)	5.800	09-25-23	4,004,000	4,501,985
JPMorgan Chase & Company	4.625	05-10-21	7,295,000	8,066,344
JPMorgan Chase & Company (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000	07-01-19	4,515,000	4,433,730
JPMorgan Chase & Company (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23	2,860,000	2,738,450
JPMorgan Chase & Company (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24	6,715,000	7,151,475
JPMorgan Chase & Company (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18	3,865,000	4,195,883
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (Q)	7.500	06-27-24	2,780,000	2,856,450
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21	1,925,000	2,007,621
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600	03-27-24	3,085,000	3,251,501
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24	1,360,000	1,403,374
Rabobank Nederland NV	3.875	02-08-22	7,410,000	7,913,339
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19	4,629,000	5,984,371
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250	11-29-18	3,000,000	3,169,740
Synovus Financial Corp.	7.875	02-15-19	1,075,000	1,206,688
The PNC Financial Services Group, Inc. (P)(Q)	4.451	01-15-15	1,695,000	1,699,238
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23	3,095,000	2,924,775
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21	4,110,000	4,490,586
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24	5,815,000	5,982,181
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18	6,422,000	7,096,310
Wells Fargo Bank NA	5.850	02-01-37	1,915,000	2,422,563
Capital markets 2.6%
Ares Capital Corp.	3.875	01-15-20	3,525,000	3,539,995
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (Q)(S)	7.500	12-11-23	1,975,000	2,088,563
Fifth Street Finance Corp.	4.875	03-01-19	2,925,000	3,035,390
FS Investment Corp.	4.000	07-15-19	3,620,000	3,646,444

16SEE NOTES TO FINANCIAL STATEMENTS

Jefferies Group LLC	6.875	04-15-21	4,070,000	$4,724,619
Jefferies Group LLC	8.500	07-15-19	2,115,000	2,595,888
Morgan Stanley	4.100	05-22-23	4,640,000	4,736,169
Morgan Stanley	4.350	09-08-26	700,000	711,075
Morgan Stanley	5.500	01-26-20	3,210,000	3,643,225
Morgan Stanley	5.550	04-27-17	1,620,000	1,773,634
Morgan Stanley	7.300	05-13-19	7,065,000	8,492,837
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450	07-15-19	2,335,000	2,352,513
Stifel Financial Corp.	4.250	07-18-24	2,510,000	2,569,148
The Bear Stearns Companies LLC	7.250	02-01-18	2,150,000	2,507,693
The Goldman Sachs Group, Inc.	5.250	07-27-21	9,700,000	10,951,766
The Goldman Sachs Group, Inc.	5.750	01-24-22	885,000	1,026,015
Walter Investment Management Corp.	7.875	12-15-21	2,995,000	2,695,500
Consumer finance 1.2%
Ally Financial, Inc.	5.125	09-30-24	5,775,000	5,890,500
Capital One Financial Corp.	4.750	07-15-21	2,600,000	2,882,209
Credit Acceptance Corp. (S)	6.125	02-15-21	3,075,000	3,198,000
Credito Real SAB de CV (S)	7.500	03-13-19	3,135,000	3,252,563
Discover Bank	7.000	04-15-20	735,000	878,086
Discover Financial Services	5.200	04-27-22	3,985,000	4,405,983
Enova International, Inc. (S)	9.750	06-01-21	2,875,000	2,903,750
Springleaf Finance Corp.	5.250	12-15-19	3,660,000	3,679,717
Synchrony Financial	4.250	08-15-24	2,660,000	2,721,794
Diversified financial services 1.6%
Ashtead Capital, Inc. (S)	5.625	10-01-24	1,570,000	1,656,350
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250	05-30-23	3,306,383	3,488,234
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125	11-30-19	1,796,218	1,908,481
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125	11-30-22	1,913,220	2,004,650
General Electric Capital Corp. (P)	0.712	08-15-36	2,895,000	2,552,553
General Electric Capital Corp.	4.375	09-16-20	1,810,000	1,995,807
General Electric Capital Corp.	5.550	05-04-20	3,095,000	3,589,299
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22	4,675,000	5,458,063
Leucadia National Corp.	5.500	10-18-23	4,745,000	5,009,572
Nationstar Mortgage LLC	7.875	10-01-20	2,848,000	2,741,200
Nationstar Mortgage LLC	9.625	05-01-19	1,785,000	1,923,338
USB Realty Corp. (P)(Q)(S)	1.378	01-15-17	2,900,000	2,671,625
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	2,380,000	2,374,050

SEE NOTES TO FINANCIAL STATEMENTS17

Insurance 2.0%
American International Group, Inc.	4.125	02-15-24	1,985,000	$2,113,501
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58	310,000	424,700
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,570,000	1,641,027
Assured Guaranty US Holdings, Inc.	5.000	07-01-24	3,375,000	3,589,333
AXA SA	8.600	12-15-30	1,695,000	2,292,349
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379	12-14-36	1,575,000	1,701,000
CNA Financial Corp.	7.250	11-15-23	3,540,000	4,422,118
Liberty Mutual Group, Inc. (S)	7.800	03-15-37	3,335,000	3,910,288
Lincoln National Corp. (6.050% to 4-20-17, then 3 month LIBOR + 2.040%)	6.050	04-20-67	2,275,000	2,297,750
MetLife, Inc.	6.400	12-15-36	2,320,000	2,579,550
Nippon Life Insurance Company (5.000% to 10-18-22, then 3 month LIBOR + 4.240%) (S)	5.000	10-18-42	1,795,000	1,889,238
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100	10-16-44	2,960,000	3,078,400
Pacific LifeCorp. (S)	6.000	02-10-20	1,775,000	2,035,322
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200	03-15-44	760,000	757,150
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	5,300,000	5,618,000
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506	06-30-17	2,375,000	2,481,875
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39	3,770,000	5,057,900
USI, Inc. (S)	7.750	01-15-21	2,525,000	2,556,563
Real estate investment trusts 2.7%
American Tower Corp.	3.400	02-15-19	1,580,000	1,619,794
American Tower Corp.	4.700	03-15-22	2,210,000	2,329,241
ARC Properties Operating Partnership LP	4.600	02-06-24	4,175,000	3,972,458
Corrections Corp. of America	4.625	05-01-23	2,240,000	2,172,800
Crown Castle Towers LLC (S)	4.883	08-15-20	3,660,000	4,063,628
Crown Castle Towers LLC (S)	6.113	01-15-20	3,184,000	3,694,287
DDR Corp.	7.500	04-01-17	5,155,000	5,826,676
Education Realty Operating Partnership LP	4.600	12-01-24	2,250,000	2,299,219
Goodman Funding Pty, Ltd. (S)	6.375	04-15-21	3,220,000	3,755,521
Health Care REIT, Inc.	4.950	01-15-21	1,095,000	1,205,585
Highwoods Realty LP	5.850	03-15-17	5,065,000	5,544,316
Iron Mountain, Inc.	5.750	08-15-24	3,810,000	3,862,388
Iron Mountain, Inc.	6.000	08-15-23	3,130,000	3,278,675
iStar Financial, Inc.	5.000	07-01-19	980,000	960,400
MPT Operating Partnership LP	6.375	02-15-22	1,730,000	1,851,100

18SEE NOTES TO FINANCIAL STATEMENTS

MPT Operating Partnership LP	6.875	05-01-21	1,585,000	$1,695,950
Omega Healthcare Investors, Inc. (S)	4.500	01-15-25	2,025,000	2,036,781
Omega Healthcare Investors, Inc.	4.950	04-01-24	3,205,000	3,283,523
Ventas Realty LP	3.750	05-01-24	1,735,000	1,744,010
Ventas Realty LP	4.750	06-01-21	4,075,000	4,451,123
Weyerhaeuser Company	7.375	03-15-32	3,610,000	4,800,365
Real estate management and development 0.1%
General Shopping Investments, Ltd. (12.000% to 3-20-17, then 5 Year USGG + 11.052%) (Q)(S)	12.000	03-20-17	1,270,000	1,136,650
NANA Development Corp. (S)	9.500	03-15-19	1,685,000	1,600,750
Health care 1.6%				38,052,407
Health care equipment and supplies 0.2%
Alere, Inc.	7.250	07-01-18	2,065,000	2,183,738
Crimson Merger Sub, Inc. (S)	6.625	05-15-22	2,615,000	2,438,488
Health care providers and services 0.8%
Community Health Systems, Inc.	6.875	02-01-22	710,000	751,713
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	1,365,000	1,361,588
HCA, Inc.	5.250	04-15-25	3,235,000	3,332,050
HCA, Inc.	7.500	02-15-22	1,955,000	2,238,475
Medco Health Solutions, Inc.	7.125	03-15-18	1,970,000	2,293,996
Quest Diagnostics, Inc.	2.700	04-01-19	2,580,000	2,614,771
Quest Diagnostics, Inc.	4.250	04-01-24	2,540,000	2,624,800
Select Medical Corp.	6.375	06-01-21	2,635,000	2,687,700
WellCare Health Plans, Inc.	5.750	11-15-20	1,330,000	1,369,900
Pharmaceuticals 0.6%
Endo Finance LLC (S)	7.250	01-15-22	2,295,000	2,455,650
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22	2,965,000	3,053,950
Mallinckrodt International Finance SA (S)	5.750	08-01-22	2,725,000	2,786,313
Mylan, Inc. (S)	7.875	07-15-20	3,785,000	4,066,475
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21	1,660,000	1,792,800
Industrials 4.7%				112,635,900
Aerospace and defense 0.6%
Embraer Overseas, Ltd. (S)	5.696	09-16-23	1,548,000	1,662,165
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	930,000	945,113
Huntington Ingalls Industries, Inc.	7.125	03-15-21	2,080,000	2,259,400
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	4,770,000	4,352,625
Textron, Inc.	5.600	12-01-17	2,195,000	2,432,809
Textron, Inc.	7.250	10-01-19	2,110,000	2,528,489
Airlines 2.0%
America West Airlines 2000-1 Pass Through Trust	8.057	07-02-20	500,728	568,327

SEE NOTES TO FINANCIAL STATEMENTS19

American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01-31-18	4,903,461	$5,209,927
American Airlines 2013-2 Class A Pass Through Trust	4.950	01-15-23	2,463,757	2,636,220
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600	07-15-20	1,154,093	1,177,175
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625	06-20-24	4,283,568	4,540,582
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625	06-20-20	2,001,605	2,121,702
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01-02-18	1,528,409	1,606,816
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09-15-17	375,465	391,422
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02-02-19	853,735	937,999
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04-02-18	171,381	184,663
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04-19-22	2,476,792	2,718,279
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04-11-20	1,174,440	1,241,970
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	3,895,749	4,470,372
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22	4,211,430	4,880,205
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07-02-18	687,645	756,409
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04-15-19	1,283,281	1,392,360
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11-01-19	1,584,483	1,808,212
UAL 2009-1 Pass Through Trust	10.400	11-01-16	290,316	324,776
UAL 2009-2A Pass Through Trust	9.750	01-15-17	1,157,513	1,284,839
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	3,105,000	3,112,763
United Airlines 2014-2 Class B Pass Through Trust	4.625	09-03-22	1,810,000	1,769,275
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,285,818	3,680,117
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	880,899	982,203
US Airways 2012-1 Class C Pass Through Trust	9.125	10-01-15	801,150	831,193
Building products 0.2%
Masco Corp.	7.125	03-15-20	1,680,000	1,936,200
Owens Corning	4.200	12-15-22	3,240,000	3,278,128
Commercial services and supplies 0.2%
Ahern Rentals, Inc. (S)	9.500	06-15-18	1,380,000	1,469,700
Casella Waste Systems, Inc.	7.750	02-15-19	2,510,000	2,541,375
Safway Group Holding LLC (S)	7.000	05-15-18	1,225,000	1,234,984
Construction and engineering 0.1%
Tutor Perini Corp.	7.625	11-01-18	2,945,000	3,055,438
Industrial conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	7.125	06-26-42	2,585,000	2,436,363

20SEE NOTES TO FINANCIAL STATEMENTS

Odebrecht Finance, Ltd. (Q)(S)	7.500	09-14-15		970,000	$916,650
Odebrecht Finance, Ltd. (S)	8.250	04-25-18	BRL	2,850,000	957,825
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22		878,490	856,528
Tenedora Nemak SA de CV (S)	5.500	02-28-23		1,980,000	2,022,570
Machinery 0.2%
SPL Logistics Escrow LLC (S)	8.875	08-01-20		1,256,000	1,347,060
Trinity Industries, Inc.	4.550	10-01-24		3,305,000	3,260,277
Marine 0.3%
Global Ship Lease, Inc. (S)	10.000	04-01-19		1,300,000	1,345,500
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21		2,790,000	2,845,800
Navios South American Logistics, Inc. (S)	7.250	05-01-22		2,585,000	2,649,625
Trading companies and distributors 0.7%
Air Lease Corp.	3.375	01-15-19		3,610,000	3,668,663
Air Lease Corp.	3.875	04-01-21		1,455,000	1,460,456
Air Lease Corp.	4.750	03-01-20		1,580,000	1,686,650
Air Lease Corp.	5.625	04-01-17		1,300,000	1,397,500
Aircastle, Ltd.	6.250	12-01-19		1,460,000	1,565,850
Aircastle, Ltd.	7.625	04-15-20		885,000	1,000,050
International Lease Finance Corp. (S)	7.125	09-01-18		1,935,000	2,196,225
United Rentals North America, Inc.	5.750	11-15-24		2,365,000	2,453,688
Transportation infrastructure 0.1%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19		2,195,000	2,244,388
Information technology 0.6%					13,772,344
Communications equipment 0.0%
Altice Financing SA (S)	6.500	01-15-22		970,000	979,700
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250	10-15-22		2,085,000	2,228,344
Internet software and services 0.2%
Ancestry.com, Inc.	11.000	12-15-20		2,055,000	2,311,875
Ancestry.com, Inc., PIK (S)	9.625	10-15-18		1,270,000	1,260,475
IT services 0.1%
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		2,495,000	2,582,325
Semiconductors and semiconductor equipment 0.2%
Micron Technology, Inc. (S)	5.875	02-15-22		3,210,000	3,394,575
Software 0.0%
Blackboard, Inc. (S)	7.750	11-15-19		1,010,000	1,015,050
Materials 2.9%					67,957,830
Chemicals 1.0%
Braskem Finance, Ltd. (S)	7.000	05-07-20		3,250,000	3,566,875
CF Industries, Inc.	7.125	05-01-20		1,700,000	2,049,673

SEE NOTES TO FINANCIAL STATEMENTS21

Incitec Pivot Finance LLC (S)	6.000	12-10-19		1,920,000	$2,159,866
Methanex Corp.	5.250	03-01-22		1,985,000	2,171,217
NOVA Chemicals Corp. (S)	5.000	05-01-25		4,650,000	4,806,938
Rain CII Carbon LLC (S)	8.250	01-15-21		1,325,000	1,364,750
Rockwood Specialties Group, Inc.	4.625	10-15-20		4,760,000	4,974,200
W.R. Grace & Co-Conn (S)	5.125	10-01-21		1,305,000	1,353,938
W.R. Grace & Co-Conn (S)	5.625	10-01-24		1,090,000	1,151,313
Construction materials 0.3%
American Gilsonite Company (S)	11.500	09-01-17		3,035,000	3,050,175
Cemex SAB de CV (S)	6.500	12-10-19		2,500,000	2,606,250
Magnesita Finance, Ltd. (Q)(S)	8.625	04-05-17		2,220,000	2,220,000
Containers and packaging 0.3%
Ardagh Finance Holdings SA, PIK (S)	8.625	06-15-19		2,325,000	2,394,750
Tekni-Plex, Inc. (S)	9.750	06-01-19		1,266,000	1,386,270
Wise Metals Group LLC (S)	8.750	12-15-18		2,330,000	2,493,100
Metals and mining 1.3%
Alcoa, Inc.	5.125	10-01-24		4,540,000	4,792,015
Allegheny Technologies, Inc.	9.375	06-01-19		5,200,000	6,053,393
ArcelorMittal	10.350	06-01-19		1,845,000	2,246,288
Commercial Metals Company	7.350	08-15-18		1,570,000	1,738,775
Gerdau Trade, Inc. (S)	4.750	04-15-23		1,550,000	1,503,500
Glencore Finance Canada, Ltd. (S)	4.250	10-25-22		1,475,000	1,496,427
Glencore Funding LLC (S)	4.125	05-30-23		3,625,000	3,617,844
JMC Steel Group (S)	8.250	03-15-18		920,000	922,300
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20		1,615,000	1,550,400
Rain CII Carbon LLC (S)	8.000	12-01-18		2,070,000	2,132,100
Thompson Creek Metals Company, Inc.	7.375	06-01-18		2,505,000	2,285,813
Vedanta Resources PLC (S)	7.125	05-31-23		1,950,000	1,869,660
Telecommunication services 2.8%					65,366,402
Diversified telecommunication services 1.8%
CenturyLink, Inc.	5.625	04-01-20		950,000	1,002,250
CenturyLink, Inc.	5.800	03-15-22		3,615,000	3,795,750
CenturyLink, Inc.	6.450	06-15-21		1,880,000	2,049,200
CenturyLink, Inc.	7.600	09-15-39		2,270,000	2,270,000
Columbus International, Inc. (S)	7.375	03-30-21		1,350,000	1,437,750
GTP Acquisition Partners I LLC (S)	4.704	05-15-18		3,440,000	3,397,709
Oi SA (S)	9.750	09-15-16	BRL	3,440,000	1,232,963
PAETEC Holding Corp.	9.875	12-01-18		2,119,000	2,235,545
T-Mobile USA, Inc.	6.125	01-15-22		970,000	986,975
T-Mobile USA, Inc.	6.250	04-01-21		1,200,000	1,230,000
Telecom Italia Capital SA	6.999	06-04-18		2,205,000	2,464,088
Telecom Italia Capital SA	7.200	07-18-36		2,190,000	2,370,675

22SEE NOTES TO FINANCIAL STATEMENTS

Telefonica Emisiones SAU	6.421	06-20-16	4,370,000	$4,720,234
Verizon Communications, Inc.	3.450	03-15-21	3,365,000	3,488,953
Verizon Communications, Inc. (S)	5.012	08-21-54	1,804,000	1,884,691
Verizon Communications, Inc.	6.550	09-15-43	2,210,000	2,862,454
Wind Acquisition Finance SA (S)	7.375	04-23-21	2,495,000	2,401,438
Windstream Corp.	7.500	06-01-22	3,060,000	3,144,150
Wireless telecommunication services 1.0%
Comcel Trust (S)	6.875	02-06-24	2,320,000	2,470,800
Digicel Group, Ltd. (S)	8.250	09-30-20	3,035,000	3,110,875
Millicom International Cellular SA (S)	4.750	05-22-20	2,735,000	2,652,950
Millicom International Cellular SA (S)	6.625	10-15-21	2,415,000	2,550,844
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24	1,255,000	1,259,706
SBA Tower Trust (S)	2.933	12-15-17	2,420,000	2,452,314
SBA Tower Trust (S)	3.598	04-15-18	2,770,000	2,796,567
SBA Tower Trust (S)	5.101	04-17-17	2,135,000	2,259,633
SoftBank Corp. (S)	4.500	04-15-20	2,845,000	2,837,888
Utilities 1.8%				42,829,590
Electric utilities 1.4%
Beaver Valley II Funding Corp.	9.000	06-01-17	371,000	400,680
BVPS II Funding Corp.	8.890	06-01-17	822,000	861,838
Dynegy Finance I, Inc. (S)	6.750	11-01-19	965,000	1,003,600
Dynegy Finance I, Inc. (S)	7.625	11-01-24	1,535,000	1,623,263
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250	01-29-23	3,415,000	3,538,794
Empresa Electrica Angamos SA (S)	4.875	05-25-29	2,770,000	2,759,613
Israel Electric Corp., Ltd. (S)	5.625	06-21-18	2,790,000	2,982,510
Israel Electric Corp., Ltd. (S)	6.875	06-21-23	1,515,000	1,746,871
Israel Electric Corp., Ltd. (S)	7.250	01-15-19	2,720,000	3,079,040
NextEra Energy Capital Holdings, Inc. (6.650% to 6-15-17, then 3 month LIBOR + 2.125%)	6.650	06-15-67	1,415,000	1,432,688
NRG Energy, Inc.	6.625	03-15-23	890,000	932,275
NRG Energy, Inc.	7.625	01-15-18	2,460,000	2,724,450
NRG Energy, Inc.	8.250	09-01-20	1,910,000	2,048,475
NRG Yield Operating LLC (S)	5.375	08-15-24	2,385,000	2,420,775
PNPP II Funding Corp.	9.120	05-30-16	189,000	196,032
PPL Capital Funding, Inc. (6.700% to 3-30-17, then 3 month LIBOR + 2.665%)	6.700	03-30-67	2,860,000	2,895,750
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250	02-01-22	1,955,000	2,160,275
W3A Funding Corp.	8.090	01-02-17	1,010,965	1,011,874
Multi-utilities 0.4%
CMS Energy Corp.	5.050	03-15-22	2,669,000	2,983,216

SEE NOTES TO FINANCIAL STATEMENTS23

Integrys Energy Group, Inc. (6.110% to 12-1-16, then 3 month LIBOR + 2.120%)	6.110	12-01-66	3,915,000	$3,976,466
Wisconsin Energy Corp. (6.250% to 5-15-17, then 3 month LIBOR + 2.113%)	6.250	05-15-67	2,010,000	2,051,105
U.S. Government and Agency obligations 26.8%				$636,149,698
(Cost $624,768,923)
U.S. Government 7.3%				174,148,095
U.S. Treasury
Bond	3.125	02-15-42	40,275,000	42,232,123
Bond	3.125	08-15-44	91,465,000	95,545,162
Note	0.875	10-15-17	13,865,000	13,881,250
Note	2.250	11-15-24	22,336,000	22,489,560
U.S. Government Agency 19.5%				462,001,603
Federal Home Loan Bank
15 Yr Pass Thru	2.900	09-05-25	1,390,476	1,370,870
15 Yr Pass Thru	3.170	10-04-27	1,425,000	1,398,100
15 Yr Pass Thru	3.250	06-21-27	1,915,152	1,915,452
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.555	06-01-44	3,647,068	3,753,250
30 Yr Pass Thru (P)	2.690	05-01-44	3,652,783	3,773,980
30 Yr Pass Thru	3.000	03-01-43	6,824,108	6,941,664
30 Yr Pass Thru (P)	3.012	03-01-44	912,434	947,043
30 Yr Pass Thru	3.500	05-01-42	4,743,728	4,947,745
30 Yr Pass Thru	3.500	06-01-42	11,444,618	11,936,826
30 Yr Pass Thru	3.500	04-01-44	11,612,612	12,151,964
30 Yr Pass Thru	4.000	11-01-43	8,848,451	9,473,026
30 Yr Pass Thru	4.000	02-01-44	2,358,916	2,527,633
30 Yr Pass Thru	4.500	11-01-39	6,885,571	7,493,169
30 Yr Pass Thru	4.500	02-01-41	10,058,011	10,932,980
30 Yr Pass Thru	4.500	03-01-41	5,026,569	5,507,824
30 Yr Pass Thru	5.000	04-01-41	3,394,977	3,765,772
30 Yr Pass Thru	5.500	07-01-37	187,540	210,792
30 Yr Pass Thru	5.500	05-01-38	702,518	790,388
30 Yr Pass Thru	5.500	11-01-39	14,118,126	15,872,965
30 Yr Pass Thru	6.500	09-01-39	1,642,226	1,864,171
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	7,704,857	8,037,430
15 Yr Pass Thru	3.400	09-27-32	4,955,000	4,834,470
15 Yr Pass Thru	3.500	02-01-26	1,148,515	1,218,592
15 Yr Pass Thru	3.500	03-01-26	9,574,529	10,158,725
15 Yr Pass Thru	4.000	12-01-24	5,807,661	6,230,305
30 Yr Pass Thru (P)	2.526	06-01-44	6,466,720	6,656,114

24SEE NOTES TO FINANCIAL STATEMENTS

30 Yr Pass Thru (P)	2.549	04-01-44	6,315,694	$6,510,498
30 Yr Pass Thru (P)	2.906	03-01-44	860,957	892,690
30 Yr Pass Thru	3.000	10-01-42	7,542,976	7,644,040
30 Yr Pass Thru	3.000	12-01-42	3,944,712	3,996,333
30 Yr Pass Thru	3.000	01-01-43	2,783,691	2,818,378
30 Yr Pass Thru	3.000	03-01-43	1,944,149	1,977,488
30 Yr Pass Thru	3.000	05-01-43	2,619,131	2,664,045
30 Yr Pass Thru	3.000	06-01-43	4,673,958	4,730,739
30 Yr Pass Thru	3.500	06-01-42	6,046,551	6,317,938
30 Yr Pass Thru	3.500	08-01-42	10,720,698	11,201,874
30 Yr Pass Thru	3.500	01-01-43	4,504,812	4,702,074
30 Yr Pass Thru	3.500	07-01-43	11,070,981	11,571,338
30 Yr Pass Thru	4.000	11-01-40	2,432,097	2,609,374
30 Yr Pass Thru	4.000	01-01-41	13,100,668	14,018,959
30 Yr Pass Thru	4.000	09-01-41	12,962,276	13,928,198
30 Yr Pass Thru	4.000	10-01-41	9,562,069	10,248,038
30 Yr Pass Thru	4.000	01-01-42	7,275,908	7,807,390
30 Yr Pass Thru	4.000	09-01-43	14,692,461	15,841,457
30 Yr Pass Thru	4.000	10-01-43	18,729,168	20,158,729
30 Yr Pass Thru	4.000	01-01-44	6,577,966	7,080,049
30 Yr Pass Thru	4.500	08-01-40	8,548,226	9,307,883
30 Yr Pass Thru	4.500	02-01-41	13,619,558	14,821,378
30 Yr Pass Thru	4.500	06-01-41	14,226,646	15,553,170
30 Yr Pass Thru	4.500	07-01-41	6,119,690	6,690,303
30 Yr Pass Thru	4.500	08-01-41	8,479,876	9,271,882
30 Yr Pass Thru	4.500	05-01-42	15,869,545	17,349,257
30 Yr Pass Thru	5.000	08-01-40	9,919,490	11,011,797
30 Yr Pass Thru	5.000	09-01-40	17,263,049	19,226,063
30 Yr Pass Thru	5.000	02-01-41	6,383,610	7,122,463
30 Yr Pass Thru	5.000	03-01-41	7,098,330	7,946,526
30 Yr Pass Thru	5.000	04-01-41	13,383,728	14,890,356
30 Yr Pass Thru	5.000	07-01-42	5,149,053	5,716,053
30 Yr Pass Thru	5.500	05-01-35	3,122,089	3,512,960
30 Yr Pass Thru	5.500	04-01-36	796,677	893,927
30 Yr Pass Thru	5.500	05-01-36	3,584,429	4,024,222
30 Yr Pass Thru	5.500	01-01-39	2,835,920	3,195,839
30 Yr Pass Thru	6.000	02-01-37	829,490	939,073
30 Yr Pass Thru	6.000	07-01-38	3,008,934	3,411,985
30 Yr Pass Thru	6.500	01-01-39	3,692,569	4,214,297
30 Yr Pass Thru	6.500	06-01-39	1,285,407	1,471,290

SEE NOTES TO FINANCIAL STATEMENTS25

Foreign government obligations 0.2%				$4,923,913
(Cost $4,597,255)
Argentina 0.2%				4,923,913
City of Buenos Aires (S)	9.950	03-01-17	2,645,000	2,737,575
Republic of Argentina (H)	8.280	12-31-33	2,376,454	2,186,338
Municipal bonds 0.2%				$5,494,505
(Cost $5,494,945)
State of Hawaii Department of Budget & Finance	1.467	07-01-22	5,495,000	5,494,505
Term loans (M) 0.8%				$18,086,823
(Cost $18,448,027)
Consumer discretionary 0.1%				2,314,505
Hotels, restaurants and leisure 0.1%
Marina District Finance Company, Inc.	6.750	08-15-18	2,301,272	2,314,505
Consumer staples 0.1%				2,485,789
Household products 0.1%
The Sun Products Corp.	5.500	03-23-20	2,582,637	2,485,789
Energy 0.1%				2,383,100
Energy equipment and services 0.0%
Paragon Offshore Finance Company	3.750	07-18-21	1,150,000	1,023,500
Oil, gas and consumable fuels 0.1%
Templar Energy LLC	8.500	11-25-20	1,545,000	1,359,600
Financials 0.1%				1,527,523
Capital markets 0.1%
Walter Investment Management Corp.	4.750	12-11-20	1,655,852	1,527,523
Health care 0.1%				2,567,426
Health care providers and services 0.1%
CRC Health Corp.	5.250	03-29-21	562,175	562,526
CRC Health Corp.	9.000	09-28-21	1,080,000	1,105,650
Surgery Center Holdings, Inc.	5.250	11-03-20	900,000	899,250
Industrials 0.1%				2,628,123
Aerospace and defense 0.0%
WP CPP Holdings LLC	4.750	12-27-19	982,500	978,202
Airlines 0.1%
Delta Air Lines, Inc.	3.250	10-18-18	1,673,227	1,649,921
Information technology 0.1%				911,594
Software 0.1%
BMC Software Finance, Inc.	5.000	09-10-20	431,000	424,094
Sybil Finance BV	4.750	03-20-20	487,500	487,500

26SEE NOTES TO FINANCIAL STATEMENTS

Utilities 0.1%				$3,268,763
Electric utilities 0.1%
ExGen Texas Power LLC	5.750	09-16-21	2,065,000	2,068,872
La Frontera Generation LLC	4.500	09-30-20	1,199,891	1,199,891
Capital preferred securities 1.2%				$29,151,496
(Cost $28,204,171)
Financials 1.2%				29,151,496
Banks 0.3%
Allfirst Preferred Capital Trust (P)	1.731	07-15-29	1,305,000	1,148,400
BAC Capital Trust XIV, Series G (P)(Q)	4.000	12-22-14	4,683,000	3,643,983
Sovereign Capital Trust VI	7.908	06-13-36	2,613,000	2,771,606
Capital markets 0.4%
Goldman Sachs Capital II (P)(Q)	4.000	01-05-15	5,655,000	4,220,044
State Street Capital Trust IV (P)	1.234	06-15-37	5,430,000	4,574,775
Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875	12-15-37	960,000	1,233,600
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250	04-08-38	2,300,000	3,283,250
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450	12-15-65	6,235,000	6,640,275
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500	05-09-37	1,525,000	1,635,563
Collateralized mortgage obligations 14.3%				$338,301,014
(Cost $323,133,730)
Commercial and residential 12.9%				306,233,239
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.735	08-25-35	1,767,483	1,667,429
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.328	12-25-46	18,323,268	1,550,365
American Home Mortgage Investment Trust Series 2005-1, Class 1A1 (P)	0.375	06-25-45	3,807,843	3,538,503
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	4,285,000	4,880,894
BAMLL Commercial Mortgage Securities Trust
Series 2014-ICTS, Class D (P) (S)	2.055	06-15-28	710,000	709,474
Series 2014-ICTS, Class E (P) (S)	3.104	06-15-28	1,425,000	1,418,348
Banc of America Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.755	09-15-26	2,300,000	2,308,703
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.580	03-25-35	4,118,618	4,157,477
Series 2005-5, Class A2 (P)	2.260	08-25-35	2,949,799	2,961,610
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.855	01-25-35	6,426,418	6,245,758

SEE NOTES TO FINANCIAL STATEMENTS27

Series 2005-5, Class 1A4 (P)	0.715	07-25-35	3,649,983	$3,273,590
Series 2005-7, Class 11A1 (P)	0.695	08-25-35	4,780,543	4,439,183
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750	10-25-34	4,565,790	4,663,973
BHMS Mortgage Trust Series 2014-ATLS, Class DFL (P) (S)	3.155	07-05-33	4,600,000	4,599,968
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.655	08-15-29	4,025,000	4,027,475
BWAY Mortgage Trust Series 2013-1515, Class F (P) (S)	4.057	03-10-33	4,880,000	4,489,859
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D	3.150	12-15-16	5,010,000	5,010,000
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2005-CD1, Class C (P)	5.399	07-15-44	2,290,000	2,348,079
Commercial Mortgage Pass Through Certificates
Series 2006-GG7, Class AM (P)	6.013	07-10-38	3,325,000	3,524,723
Series 2012-CR2, Class XA IO	2.072	08-15-45	19,474,809	1,969,682
Series 2012-LC4, Class B (P)	4.934	12-10-44	2,105,000	2,325,808
Series 2012-LC4, Class C (P)	5.822	12-10-44	4,510,000	5,078,887
Series 2013-300P, Class D (P) (S)	4.539	08-10-30	4,315,000	4,432,497
Series 2013-CR11, Class B (P)	5.332	10-10-46	6,629,000	7,473,561
Series 2013-CR13, Class C (P)	4.914	12-10-23	2,855,000	3,032,621
Series 2013-LC13, Class B (P) (S)	5.009	08-10-46	3,815,000	4,227,756
Series 2014-CR15, Class XA IO	1.504	02-10-47	39,266,420	2,794,473
Series 2014-CR16, Class C (P)	5.069	04-10-47	3,650,000	3,901,390
Series 2014-FL4, Class D (P) (S)	2.603	07-13-31	4,410,000	4,410,939
Series 2014-PAT, Class D (P) (S)	2.303	08-13-27	5,660,000	5,606,117
Series 2014-TWC, Class D (P) (S)	2.404	02-13-32	2,970,000	2,961,028
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.304	04-15-27	3,080,000	3,075,700
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.695	06-25-34	3,429,171	3,167,234
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.296	12-05-31	3,615,000	3,615,553
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	2.921	08-19-34	2,497,431	2,430,353
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.348	08-19-45	8,585,448	455,358
Series 2005-2, Class IX IO	2.193	05-19-35	39,446,117	2,599,894
Series 2005-9, Class 2A1C (P)	0.605	06-20-35	4,444,619	4,071,457
Series 2005-8, Class 1X IO	2.083	09-19-35	10,294,296	550,560
Series 2007-3, Class ES IO (S)	0.350	05-19-47	53,065,392	563,820
Series 2007-4, Class ES IO	0.349	07-19-47	57,687,529	576,875
Series 2007-6, Class ES IO (S)	0.343	08-19-37	45,384,292	482,208

28SEE NOTES TO FINANCIAL STATEMENTS

HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.157	07-15-29	4,270,000	$4,260,055
Hilton USA Trust
Series 2013-HLF, Class EFL (P) (S)	3.906	11-05-30	3,582,165	3,582,631
Series 2013-HLT, Class DFX (S)	4.407	11-05-30	2,542,000	2,615,118
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	2.180	07-25-35	65,123,069	4,803,087
Series 2005-AR8, Class AX2 IO	2.207	04-25-35	56,699,391	4,468,309
Series 2005-AR18, Class 1X IO	2.028	10-25-36	23,895,009	1,955,047
Series 2005-AR18, Class 2X IO	1.681	10-25-36	37,022,946	1,332,597
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.834	04-15-47	4,435,000	4,660,897
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2007-LD12, Class AM (P)	6.197	02-15-51	6,050,000	6,645,834
Series 2007-LDPX, Class AM (P)	5.464	01-15-49	6,810,000	7,130,771
Series 2012-HSBC, Class XA IO (S)	1.582	07-05-32	20,100,000	1,913,942
Series 2013-JWRZ, Class D (P) (S)	3.144	04-15-30	3,095,000	3,096,643
Series 2014-FBLU, Class D (P) (S)	2.755	12-15-28	4,830,000	4,839,090
Series 2014-FBLU, Class E (P) (S)	3.655	12-15-28	3,465,000	3,463,999
Series 2014-FL5, Class C (P) (S)	2.254	07-15-31	7,575,000	7,569,372
Series 2014-INN, Class F (P) (S)	4.155	06-15-29	3,495,000	3,463,297
Series 2014-PHH, Class C (P) (S)	2.254	08-15-27	6,095,000	6,125,426
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.255	11-25-34	3,370,000	3,262,039
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.148	12-25-34	2,840,351	2,768,280
Series 2005-2, Class 1A (P)	1.571	10-25-35	4,494,315	4,356,380
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.325	02-15-46	2,528,000	2,596,569
Series 2014-C18, Class 300D	5.279	08-15-31	2,795,000	2,861,600
Morgan Stanley Capital I Trust Series 2014-150E, Class D (P) (S)	4.438	09-09-32	7,575,000	7,908,823
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.761	08-25-34	4,455,792	4,398,415
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.485	05-25-35	2,848,151	2,642,323
Motel 6 Trust Series 2012-MTL6, Class D (S)	3.781	10-05-25	6,035,000	5,995,284
Opteum Mortgage Acceptance Corp Asset Backed Pass-Through Certificates Series 2005-2, Class M2 (P)	0.605	04-25-35	2,952,672	2,685,204
Opteum Mortgage Acceptance Corp. Series 2005-3, Class APT (P)	0.445	07-25-35	3,691,093	3,597,037
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	2.348	12-25-45	21,217,201	2,663,964

SEE NOTES TO FINANCIAL STATEMENTS29

Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660	12-25-59	1,520,000	$1,519,913
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.627	03-25-44	2,335,082	2,291,332
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.962	10-10-36	2,770,000	2,724,979
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	2,445,000	2,668,925
Series 2012-C1, Class C (P) (S)	5.727	05-10-45	1,580,000	1,766,476
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.918	05-10-63	27,116,010	2,191,489
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.078	12-13-29	4,103,000	4,171,282
Wachovia Bank Commercial Mortgage Trust Series 2007-C31, Class AM (P)	5.591	04-15-47	1,810,000	1,956,581
WaMu Mortgage Pass Through Certificates
Series 2005-AR13, Class X IO	1.470	10-25-45	92,389,371	5,245,499
Series 2005-AR19, Class A1A2 (P)	0.445	12-25-45	4,141,554	3,899,803
Series 2005-AR2, Class 2A1B (P)	0.525	01-25-45	1,554,882	1,428,945
Series 2005-AR2, Class 2A3 (P)	0.505	01-25-45	2,346,745	2,158,536
Series 2005-AR8, Class 2AB2 (P)	0.575	07-25-45	4,078,672	3,763,035
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.799	03-18-28	6,865,000	6,760,693
Series 2013-BTC, Class E (P) (S)	3.667	04-16-35	4,215,000	3,875,191
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.377	11-15-45	29,619,586	3,374,026
Series 2013-C15, Class B (P)	4.632	08-15-46	1,072,000	1,151,293
Series 2013-C16, Class B (P)	5.149	09-15-46	1,800,000	2,004,026
U.S. Government Agency 1.4%				32,067,775
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11-15-32	10,573,482	1,904,275
Series 3794, Class PI IO	4.500	02-15-38	1,801,957	169,218
Series 4077, Class IK IO	5.000	07-15-42	4,340,130	861,382
Series 4136, Class IH IO	3.500	09-15-27	14,276,446	1,696,737
Series K017, Class X1 IO	1.582	12-25-21	20,547,541	1,644,481
Series K018, Class X1 IO	1.589	01-25-22	19,523,767	1,573,420
Series K021, Class X1 IO	1.639	06-25-22	4,645,017	419,501
Series K022, Class X1 IO	1.424	07-25-22	36,168,221	2,836,095
Series K709, Class X1 IO	1.668	03-25-19	17,083,221	978,031
Series K710, Class X1 IO	1.909	05-25-19	13,887,064	941,321
Series K711, Class X1 IO	1.829	07-25-19	49,416,043	3,248,710
Federal National Mortgage Association
Series 2009-50, Class GI IO	5.000	05-25-39	1,926,349	261,001
Series 2009-78, Class IB IO	5.000	06-25-39	2,424,770	290,540
Series 2012-118, Class IB IO	3.500	11-25-42	7,595,629	1,716,710

30SEE NOTES TO FINANCIAL STATEMENTS

Series 2012-137, Class QI IO	3.000	12-25-27	15,280,769	$2,018,180
Series 2012-137, Class WI IO	3.500	12-25-32	11,316,855	2,192,084
Series 402, Class 3 IO	4.000	11-25-39	1,562,104	278,062
Series 402, Class 4 IO	4.000	10-25-39	2,433,705	426,012
Series 402, Class 7 IO	4.500	11-25-39	2,276,359	429,833
Series 407, Class 15 IO	5.000	01-25-40	2,620,355	519,277
Series 407, Class 21 IO	5.000	01-25-39	1,226,768	168,203
Series 407, Class 7 IO	5.000	03-25-41	2,175,192	451,302
Series 407, Class 8 IO	5.000	03-25-41	1,086,680	219,032
Series 407, Class C6 IO	5.500	01-25-40	5,153,109	1,109,889
Government National Mortgage Association
Series 2012-114, Class IO	1.030	01-16-53	10,912,662	926,976
Series 2013-42, Class IA IO	3.500	03-20-43	14,494,154	1,851,651
Series 2013-42, Class YI IO	3.500	03-20-43	18,994,781	2,935,852
Asset backed securities 10.4%				247,158,810
(Cost $243,404,168)
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.830	05-25-35	2,419,980	2,308,337
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.875	09-25-34	1,305,143	1,282,254
Series 2005-4, Class M1 (P)	0.605	10-25-35	5,060,000	4,519,395
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840	01-15-20	5,535,000	5,586,243
Ally Master Owner Trust Series 2012-4, Class A	1.720	07-15-19	2,315,000	2,334,397
American Express Credit Account Master Trust
Series 2014-1, Class A4	1.490	04-15-20	5,600,000	5,630,845
Series 2014-4, Class A	1.430	06-15-20	5,695,000	5,712,563
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.625	05-25-35	3,070,000	2,890,436
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	8,440,000	8,477,592
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.232	01-25-34	1,585,140	1,526,431
Series 2004-W6, Class M1 (P)	0.980	05-25-34	1,454,740	1,412,717
Asset Backed Funding Certificates Series 2005-HE1, Class M1 (P)	0.785	03-25-35	2,241,548	2,142,875
Bank of The West Auto Trust Series 2014-1, Class A4 (S)	1.650	03-16-20	5,185,000	5,202,520
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.395	07-25-36	6,969,111	6,507,826
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A	1.480	07-15-20	9,430,000	9,489,994
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160	06-17-19	4,710,000	4,718,892
Chase Issuance Trust

SEE NOTES TO FINANCIAL STATEMENTS31

Series 2014-A6, Class A	1.260	07-15-19	3,959,000	$3,963,549
Series 2014-A7, Class A	1.380	11-15-19	7,330,000	7,330,000
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760	12-16-19	2,145,000	2,164,009
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09-20-19	3,610,000	4,039,139
Series 2014-A8, Class A8	1.730	04-09-20	7,910,000	7,960,015
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265	06-25-37	1,324,328	1,367,847
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	7,868,875	8,058,090
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	124,656	119,896
Countrywide Asset-Backed Certificates Series 2004-10, Class AF5B (P)	5.613	02-25-35	2,745,649	2,799,346
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.625	05-25-36	4,910,000	4,737,600
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.815	04-25-36	2,036,150	2,033,762
Series 2005-CB4, Class M1 (P)	0.574	07-25-35	1,680,000	1,613,257
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	9,755,000	9,749,264
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.677	11-25-35	3,350,000	3,262,200
Ford Credit Auto Owner Trust Series 2014-1, Class B (S)	2.410	11-15-25	3,225,000	3,262,100
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	5,840,000	5,847,277
Series 2014-4, Class A1	1.400	08-15-19	7,020,000	7,039,481
Fremont Home Loan Trust Series 2005-1, Class M3 (P)	0.920	06-25-35	1,689,215	1,693,286
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590	08-22-23	1,565,000	1,575,093
GSAA Home Equity Trust Series 2005-11, Class 3A1 (P)	0.425	10-25-35	4,191,889	3,912,827
GSAA Trust Series 2005-10, Class M3 (P)	0.705	06-25-35	4,265,000	4,057,990
Home Equity Asset Trust
Series 2005-1, Class M4 (P)	1.175	05-25-35	2,085,000	2,003,506
Series 2005-6, Class M1 (P)	0.625	12-25-35	1,652,996	1,648,136
Home Equity Mortgage Loan Asset-Backed Trust Series 2005-C, Class AII3 (P)	0.525	10-25-35	3,212,500	3,087,000
Honda Auto Receivables Owner Trust Series 2014-3, Class A4	1.310	10-15-20	3,760,000	3,764,692
John Deere Owner Trust Series 2014-B, Class A4	1.500	06-15-21	4,130,000	4,149,287
Merrill Lynch Mortgage Investors, Inc. Series 2005-WMC1, Class M1 (P)	0.905	09-25-35	2,074,762	1,948,961

32SEE NOTES TO FINANCIAL STATEMENTS

MVW Owner Trust Series 2014-1A, Class A (S)	2.250	09-20-31	1,553,967	$1,551,449
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.830	03-25-35	5,350,000	4,990,271
Series 2005-2, Class M2 (P)	0.605	06-25-35	6,285,000	5,791,609
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260	09-21-20	3,280,000	3,287,373
RAMP Trust Series 2005-RS3, Class M1 (P)	0.575	03-25-35	2,355,000	2,226,073
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934	08-25-35	2,680,000	2,604,483
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050	06-20-31	4,429,939	4,459,584
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	2,823,182	3,007,889
Soundview Home Loan Trust
Series 2005-CTX1, Class M2 (P)	0.594	11-25-35	2,648,500	2,473,400
Series 2006-OPT2, Class A3 (P)	0.335	05-25-36	1,115,891	1,034,797
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.455	12-25-36	6,930,000	6,698,483
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.656	02-25-35	4,360,543	4,197,463
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510	02-22-39	2,173,750	2,202,891
Toyota Auto Receivables Owner Trust Series 2014-C, Class A4	1.440	04-15-20	2,835,000	2,850,142
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	3,340,000	3,351,329
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500	01-20-25	4,972,112	5,020,888
Series 2012-3A, Class B (S)	4.500	03-20-25	2,746,275	2,774,499
Series 2013-1A, Class B (S)	3.750	08-20-25	977,800	985,299
Series 2014-1A, Class A (S)	2.150	12-20-26	6,562,288	6,511,949
Series 2014-1A, Class B (S)	3.250	12-20-26	4,373,316	4,376,050
Series 2014-AA, Class A (S)	6.250	10-20-26	2,524,578	2,520,635
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	1,305,000	1,311,327
			Shares	Value
Preferred securities 1.2%				$29,653,198
(Cost $29,054,286)
Consumer staples 0.1%				2,116,478
Food and staples retailing 0.1%
Ocean Spray Cranberries, Inc., Series A (S)			23,250	2,116,478
Financials 0.8%				20,531,856
Banks 0.3%
FNB Corp. (7.250% to 2-15-24, then 3 month LIBOR + 4.600%)			62,350	1,730,213

SEE NOTES TO FINANCIAL STATEMENTS33

Regions Financial Corp., 6.375%	115,690	$2,895,721
Wells Fargo & Company, Series L, 7.500%	1,342	1,637,307
Capital markets 0.1%
The Goldman Sachs Group, Inc. (5.500% to 5-10-23, then 3 month LIBOR + 3.640%)	79,325	1,917,285
Consumer finance 0.2%
Ally Financial, Inc., 7.000% (S)	4,494	4,510,993
Discover Financial Services, 6.500%	60,000	1,518,600
Diversified financial services 0.2%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	212,456	5,617,337
Real estate investment trusts 0.0%
Weyerhaeuser Company, 6.375%	12,000	704,400
Industrials 0.1%		1,876,213
Aerospace and defense 0.1%
United Technologies Corp., 7.500%	31,265	1,876,213
Utilities 0.2%		5,128,651
Electric utilities 0.1%
Exelon Corp., 6.500%	30,506	1,592,108
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%	68,339	3,536,543
	Par value	Value
Short-term investments 0.8%		$17,932,000
(Cost $17,932,000)
Repurchase agreement 0.8%		17,932,000
Barclays Tri-Party Repurchase Agreement dated 11-28-14 at 0.060% to be repurchased at $16,594,083 on 12-1-14, collateralized by $14,454,800 U.S. Treasury Inflation Indexed Notes, 1.250% due 7-15-20 (valued at $16,926,051, including interest)	16,594,000	16,594,000
Repurchase Agreement with State Street Corp. dated 11-28-14 at 0.000% to be repurchased at $1,338,000 on 12-1-14, collateralized by $1,330,000 Federal Home Loan Bank, 2.875% due 6-14-24 (valued at $1,368,304, including interest)	1,338,000	1,338,000
Total investments (Cost $2,310,368,885)† 99.7%		$2,366,322,271
Other assets and liabilities, net 0.3%		$6,386,178
Total net assets 100.0%		$2,372,708,449

34SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviation
BRL	Brazilian Real
Key to Security Abbreviations and Legend
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). The coupon rate shown represents the rate at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
USGG	U.S. Generic Government Yield Index
(H)	Non-income producing - Issuer is in default.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $605,308,097 or 25.5% of the fund's net assets as of 11-30-14.
†	At 11-30-14, the aggregate cost of investment securities for federal income tax purposes was $2,317,849,603. Net unrealized appreciation aggregated $48,472,668, of which $75,879,677 related to appreciated investment securities and $27,407,009 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS35

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 11-30-14 (unaudited)

Assets
Investments, at value (Cost $2,310,368,885)	$2,366,322,271
Receivable for investments sold	2,808,780
Receivable for fund shares sold	12,708,471
Dividends and interest receivable	22,542,575
Other receivables and prepaid expenses	158,376
Total assets	2,404,540,473
Liabilities
Due to custodian	4,267
Payable for investments purchased	25,942,331
Payable for fund shares repurchased	4,449,082
Distributions payable	541,038
Payable to affiliates
Accounting and legal services fees	75,740
Transfer agent fees	430,332
Distribution and service fees	166,123
Trustees' fees	3,890
Investment management fees	368
Other liabilities and accrued expenses	218,853
Total liabilities	31,832,024
Net assets	$2,372,708,449
Net assets consist of
Paid-in capital	$2,311,281,939
Undistributed net investment income	451,861
Accumulated net realized gain (loss) on investments and foreign currency transactions	5,028,406
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	55,946,243
Net assets	$2,372,708,449

36SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,512,677,773 ÷ 93,282,374 shares)[1]	$16.22
Class B ($30,318,602 ÷ 1,869,816 shares)[1]	$16.21
Class C ($201,813,515 ÷ 12,444,351 shares)[1]	$16.22
Class I ($555,074,656 ÷ 34,226,844 shares)	$16.22
Class R2 ($14,451,926 ÷ 890,332 shares)	$16.23
Class R6 ($58,371,977 ÷ 3,595,824 shares)	$16.23
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$16.90

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS37

STATEMENT OF OPERATIONS   For the six months ended 11-30-14 (unaudited)

Investment income
Interest	$44,093,516
Dividends	885,043
Less foreign taxes withheld	(90)
Total investment income	44,978,469
Expenses
Investment management fees	4,920,426
Distribution and service fees	3,220,209
Accounting and legal services fees	191,540
Transfer agent fees	1,290,822
Trustees' fees	11,311
State registration fees	93,546
Printing and postage	81,241
Professional fees	67,356
Custodian fees	111,115
Registration and filing fees	23,713
Other	15,348
Total expenses	10,026,627
Less expense reductions	(610,253)
Net expenses	9,416,374
Net investment income	35,562,095
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	19,330,614
19,330,614
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(19,725,875)
(19,725,875)
Net realized and unrealized loss	(395,261)
Increase in net assets from operations	$35,166,834

38SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-14	Year ended 5-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$35,562,095	$69,407,967
Net realized gain (loss)	19,330,614	(1,245,911)
Change in net unrealized appreciation (depreciation)	(19,725,875)	2,708,701
Increase in net assets resulting from operations	35,166,834	70,870,757
Distributions to shareholders
From net investment income
Class A	(27,428,925)	(57,110,614)
Class B	(492,251)	(1,268,051)
Class C	(2,753,459)	(5,772,362)
Class I	(8,512,752)	(10,994,882)
Class R2	(181,481)	(190,232)
Class R6	(1,007,480)	(1,713,305)
From net realized gain
Class A	—	(5,785,899)
Class B	—	(150,431)
Class C	—	(679,388)
Class I	—	(1,012,012)
Class R2	—	(21,658)
Class R6	—	(173,447)
Total distributions	(40,376,348)	(84,872,281)
From fund share transactions	420,281,568	17,661,786
Total increase	415,072,054	3,660,262
Net assets
Beginning of period	1,957,636,395	1,953,976,133
End of period	$2,372,708,449	$1,957,636,395
Undistributed net investment income	$451,861	$5,266,114

SEE NOTES TO FINANCIAL STATEMENTS39

Financial highlights

Class A Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$16.26		$16.37	$15.86	$15.86	$15.00	$12.96
Net investment income[2]	0.29		0.61	0.63	0.72	0.81	0.97
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	0.61	0.08	0.92	2.05
Total from investment operations	0.27		0.63	1.24	0.80	1.73	3.02
Less distributions
From net investment income	(0.31)		(0.67)	(0.70)	(0.79)	(0.87)	(0.98)
From net realized gain	—		(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.31)		(0.74)	(0.73)	(0.80)	(0.87)	(0.98)
Net asset value, end of period	$16.22		$16.26	$16.37	$15.86	$15.86	$15.00
Total return (%)[3,4]	1.68	[5]	4.06	7.93	5.21	11.78	23.83
Ratios and supplemental data
Net assets, end of period (in millions)	$1,513		$1,411	$1,434	$1,061	$912	$819
Ratios (as a percentage of average net assets):
Expenses before reductions	0.95	[6]	0.98	1.03	1.06	1.05	1.08
Expenses including reductions	0.89	[6]	0.92	0.98	1.02	1.05	1.07
Net investment income	3.61	[6]	3.80	3.84	4.63	5.24	6.71
Portfolio turnover (%)	34		77	72	76	73	88

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

40SEE NOTES TO FINANCIAL STATEMENTS

Class B Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$16.26		$16.37	$15.86	$15.86	$15.00	$12.95
Net investment income[2]	0.24		0.50	0.51	0.61	0.70	0.86
Net realized and unrealized gain (loss) on investments	(0.04)		0.02	0.61	0.08	0.92	2.07
Total from investment operations	0.20		0.52	1.12	0.69	1.62	2.93
Less distributions
From net investment income	(0.25)		(0.56)	(0.58)	(0.68)	(0.76)	(0.88)
From net realized gain	—		(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.25)		(0.63)	(0.61)	(0.69)	(0.76)	(0.88)
Net asset value, end of period	$16.21		$16.26	$16.37	$15.86	$15.86	$15.00
Total return (%)[3,4]	1.27	[5]	3.34	7.18	4.48	11.00	23.05
Ratios and supplemental data
Net assets, end of period (in millions)	$30		$33	$44	$37	$28	$25
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65	[6]	1.68	1.73	1.76	1.75	1.78
Expenses including reductions	1.59	[6]	1.62	1.68	1.72	1.75	1.77
Net investment income	2.92	[6]	3.11	3.15	3.92	4.53	6.01
Portfolio turnover (%)	34		77	72	76	73	88

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS41

Class C Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$16.26		$16.37	$15.87	$15.86	$15.00	$12.96
Net investment income[2]	0.24		0.49	0.51	0.61	0.70	0.86
Net realized and unrealized gain (loss) on investments	(0.03)		0.03	0.60	0.09	0.92	2.06
Total from investment operations	0.21		0.52	1.11	0.70	1.62	2.92
Less distributions
From net investment income	(0.25)		(0.56)	(0.58)	(0.68)	(0.76)	(0.88)
From net realized gain	—		(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.25)		(0.63)	(0.61)	(0.69)	(0.76)	(0.88)
Net asset value, end of period	$16.22		$16.26	$16.37	$15.87	$15.86	$15.00
Total return (%)[3,4]	1.33	[5]	3.34	7.11	4.55	11.00	22.98
Ratios and supplemental data
Net assets, end of period (in millions)	$202		$162	$195	$116	$71	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65	[6]	1.68	1.72	1.77	1.75	1.78
Expenses including reductions	1.59	[6]	1.62	1.67	1.72	1.75	1.77
Net investment income	2.90	[6]	3.10	3.12	3.91	4.50	5.98
Portfolio turnover (%)	34		77	72	76	73	88

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

42SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	5-31-11	5-31-10
Per share operating performance
Net asset value, beginning of period	$16.26		$16.37	$15.87	$15.86	$14.99	$12.96
Net investment income[2]	0.32		0.66	0.68	0.78	0.88	1.03
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	0.61	0.09	0.92	2.05
Total from investment operations	0.30		0.68	1.29	0.87	1.80	3.08
Less distributions
From net investment income	(0.34)		(0.72)	(0.76)	(0.85)	(0.93)	(1.05)
From net realized gain	—		(0.07)	(0.03)	(0.01)	—	—
Total distributions	(0.34)		(0.79)	(0.79)	(0.86)	(0.93)	(1.05)
Net asset value, end of period	$16.22		$16.26	$16.37	$15.87	$15.86	$14.99
Total return (%)[3]	1.84	[4]	4.40	8.27	5.70	12.33	24.31
Ratios and supplemental data
Net assets, end of period (in millions)	$555		$302	$277	$123	$74	$30
Ratios (as a percentage of average net assets):
Expenses before reductions	0.64	[5]	0.66	0.65	0.67	0.62	0.63
Expenses including reductions	0.59	[5]	0.60	0.60	0.62	0.62	0.63
Net investment income	3.90	[5]	4.11	4.19	4.99	5.64	7.13
Portfolio turnover (%)	34		77	72	76	73	88

1	Six months ended 11-30-14. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS43

Class R2 Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$16.27		$16.38	$15.87	$15.80
Net investment income[3]	0.29		0.60	0.62	0.17
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	0.64	0.09
Total from investment operations	0.27		0.62	1.26	0.26
Less distributions
From net investment income	(0.31)		(0.66)	(0.72)	(0.19)
From net realized gain	—		(0.07)	(0.03)	—
Total distributions	(0.31)		(0.73)	(0.75)	(0.19)
Net asset value, end of period	$16.23		$16.27	$16.38	$15.87
Total return (%)[4]	1.64	[5]	4.01	8.09	1.68	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$14		$7	$2	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	[7]	1.05	1.03	0.86	[7]
Expenses including reductions	0.95	[7]	0.99	0.98	0.80	[7]
Net investment income	3.57	[7]	3.76	3.88	4.28	[7]
Portfolio turnover (%)	34		77	72	76	[8]

1	Six months ended 11-30-14. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

44SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	11-30-14	[1]	5-31-14	5-31-13	5-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$16.28		$16.38	$15.87	$15.55
Net investment income[3]	0.33		0.68	0.70	0.57
Net realized and unrealized gain (loss) on investments	(0.03)		0.03	0.61	0.40
Total from investment operations	0.30		0.71	1.31	0.97
Less distributions
From net investment income	(0.35)		(0.74)	(0.77)	(0.64)
From net realized gain	—		(0.07)	(0.03)	(0.01)
Total distributions	(0.35)		(0.81)	(0.80)	(0.65)
Net asset value, end of period	$16.23		$16.28	$16.38	$15.87
Total return (%)[4]	1.83	[5]	4.58	8.42	6.38	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$58		$43	$3	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.54	[6]	0.56	0.57	0.63	[6]
Expenses including reductions	0.47	[6]	0.50	0.52	0.57	[6]
Net investment income	4.04	[6]	4.26	4.30	5.04	[6]
Portfolio turnover (%)	34		77	72	76	[7]

1	Six months ended 11-30-14. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 6-1-11 to 5-31-12.

SEE NOTES TO FINANCIAL STATEMENTS45

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund intends to qualify as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of November 30, 2014, by major security category or type:

	Total market value at 11-30-14	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$1,039,470,814	—	$1,039,436,762	$34,052
U.S. Government and Agency obligations	636,149,698	—	636,149,698	—
Foreign government obligations	4,923,913	—	4,923,913	—
Municipal bonds	5,494,505	—	5,494,505	—
Term loans	18,086,823	—	18,086,823	—
Capital preferred securities	29,151,496	—	29,151,496	—
Collateralized mortgage obligations	338,301,014	—	336,678,111	1,622,903
Asset backed securities	247,158,810	—	247,158,810	—
Preferred securities	29,653,198	$21,295,514	8,357,684	—
Short-term investments	17,932,000	—	17,932,000	—
Total Investments in Securities	$2,366,322,271	$21,295,514	$2,343,369,802	$1,656,955

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended November 30, 2014 were $582. For the six months ended November 30, 2014, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of May 31, 2014, the fund has a short-term capital loss carryforward of $8,770,138 available to offset future net realized capital gains. This carryforward does not expire.

As of May 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and amortization and accretion on debt securities.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures and certain options are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund for OTC transactions is held in a segregated account at the fund's custodian and is noted in the accompanying fund of investments, or if cash is posted, on the Statement of assets and liabilities. The fund's maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended November 30, 2014, the fund used purchased options to manage the duration of the fund. During the six months ended November 30, 2014, the fund held purchased options with market values ranging from up to $125,000, as measured at each quarter end. There were no open option contracts as of November 30, 2014.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments and foreign currency translations*
Interest rate contracts	Net realized gain (loss)	($1,027,992)

* Realized gain/loss associated with purchased option contracts is included in the caption Investments in unaffiliated issuers and foreign currency transactions on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2014:

Risk	Statement of operations location	Investments and translation of assets and liabilities in foreign currencies*
Interest rate contracts	Change in unrealized appreciation (depreciation)	$902,992

* Change in unrealized appreciation/depreciation associated with purchased option contracts is included in the caption Investments and translation of assets and liabilities in foreign currencies on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, to the sum of: (a) 0.500% of the first $500 million of the fund's average daily net assets, (b) 0.475% of the next $500 million of the fund's average daily net assets, (c) 0.450% of the next $500 million of the fund's average daily net assets, (d) 0.450% of the next $500 million of the fund's average daily net assets, (e) 0.400% of the next $500 million of the fund's average daily net assets, and (f) 0.350% of the fund's average daily net assets in excess of $2.5 billion. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). The waiver equals, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; and 0.015% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the fund in order to reduce the total annual fund operating expenses for Class A, Class B, Class C, Class I, Class R2 and Class R6 shares by 0.05% of the fund's average daily net assets. These fee waivers and/or reimbursements expire on

September 30, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average net assets. The fee waiver and/or reimbursement expires September 30, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at that time.

For the six months ended November 30, 2014, these expense reductions described above amounted to the following:

Class A	Class B	Class C	Class I	Class R2	Class R6	Total
$411,361	$9,027	$50,642	$118,620	$2,793	$17,810	$610,253

The investment management fees incurred for the six months ended November 30, 2014 were equivalent to a net annual effective rate of 0.41% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended November 30, 2014 amounted to an annual rate of 0.02% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class B	1.00%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $2,763,075 for the six months ended November 30, 2014. Of this amount, $381,925 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $2,282,025 was paid as sales commissions to broker-dealers and $99,125 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor. The up-front sales charge for Class A shares is 4.00%.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2014, CDSCs received by the Distributor amounted to $1,071, $30,935 and $12,800 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to

Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended November 30, 2014 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$2,154,693	$900,272
Class B	157,349	19,748
Class C	885,710	110,860
Class I	—	254,914
Class R2	22,457	844
Class R6	—	4,184
Total	$3,220,209	$1,290,822

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended November 30, 2014 and for the year ended May 31, 2014 were as follows:

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,104,832	$244,963,785	21,003,026	$334,911,089
Distributions reinvested	1,575,783	25,572,353	3,661,005	58,309,591
Repurchased	(10,190,363)	(165,422,769)	(25,475,061)	(405,398,526)
Net increase (decrease)	6,490,252	$105,113,369	(811,030)	($12,177,846)
Class B shares
Sold	48,072	$780,138	93,597	$1,492,900
Distributions reinvested	24,065	390,474	69,938	1,113,162
Repurchased	(206,852)	(3,355,042)	(820,777)	(13,043,733)
Net (decrease)	(134,715)	($2,184,430)	(657,242)	($10,437,671)
Class C shares
Sold	3,523,402	$57,137,292	2,656,856	$42,448,897
Distributions reinvested	150,062	2,435,128	351,321	5,593,733
Repurchased	(1,209,780)	(19,629,145)	(4,941,509)	(78,536,001)
Net increase (decrease)	2,463,684	$39,943,275	(1,933,332)	($30,493,371)

		Six months ended 11-30-14		Year ended 5-31-14
	Shares	Amount	Shares	Amount
Class I shares
Sold	17,297,645	$280,547,192	11,124,193	$177,539,637
Distributions reinvested	469,209	7,612,777	645,255	10,285,774
Repurchased	(2,118,588)	(34,362,753)	(10,089,977)	(160,700,623)
Net increase	15,648,266	$253,797,216	1,679,471	$27,124,788
Class R2 shares
Sold	587,555	$9,530,881	406,327	$6,474,215
Distributions reinvested	11,056	179,492	12,971	206,978
Repurchased	(126,072)	(2,050,419)	(127,569)	(2,029,219)
Net increase	472,539	$7,659,954	291,729	$4,651,974
Class R6 Shares
Sold	987,492	$16,013,518	2,429,478	$38,642,406
Distributions reinvested	62,027	1,007,432	118,016	1,882,264
Repurchased	(65,768)	(1,068,766)	(95,569)	(1,530,758)
Net increase	983,751	$15,952,184	2,451,925	$38,993,912
Total net increase	25,923,777	$420,281,568	1,021,521	$17,661,786

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $739,694,738 and $239,678,538, respectively, for the six months ended November 30, 2014. Purchases and sales of U.S. Treasury obligations aggregated $458,198,851 and $457,862,649, respectively, for the six months ended November 30, 2014.

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-25, 2014 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 27-29, 2014.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on June 23-25, 2014, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that the fund outperformed its benchmark index and peer group average for the one-, three- and five-year periods ended December 31, 2013. The Board concluded that the fund's performance has outperformed the historical performance of comparable funds and the fund's benchmark.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are lower than the peer group median and total expenses are higher than the peer group medium. The Board took into account management's discussion of the fund's expenses. The Board noted that the fund has a contractual fee waiver and/or expense reimbursement until September 30, 2015, which reduces certain expenses of the fund.

The Board also took into account management's discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed, effective July 1, 2014, to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable.

Profitability/indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock fund complex as a whole;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability analysis reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund's Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;

(j)	noted that the subadvisory fee for the fund is paid by the Advisor; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has agreed, effective July 1, 2014, to waive a portion of its management fee for the fund and each of the other John Hancock funds in the complex (except for those discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement):
The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are the funds of funds in the complex, which benefit from such overall management fee waiver through their investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.)
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well as received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring process. The Board reviewed the Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment process and philosophy. The Board took into account that the Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also considered any potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock fund complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the fund has outperformed the historical performance of comparable funds and the fund's benchmark;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided; and
(4)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund's proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Growth Equity

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

Investment Grade Bond

INCOME FUNDS (continued)

Massachusetts Tax-Free Income

Money Market

New York Tax-Free Income

Short Duration Credit Opportunities

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION PORTFOLIOS

Income Allocation

Lifestyle Aggressive

Lifestyle Balanced

Lifestyle Conservative

Lifestyle Growth

Lifestyle Moderate

Retirement Choices (2010-2055)

Retirement Living (2010-2055)

Retirement Living II (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objective, risks, charges, and expenses are included in the prospectuses and should be considered carefully before investing. For a prospectus, call your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF209430	21SA 11/14 1/15

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Not applicable.
(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date: January 15, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: January 15, 2015